DEBT TO A RELATED PARTY	12 Months Ended
Dec. 31, 2022
Convertible Notes Payable [Abstract]
DEBT TO A RELATED PARTY
NOTE 11 - DEBT TO A RELATED PARTY

Convertible Notes Payable to a Related Party

The Company has an agreement with an entity related to its main shareholder, to provide it with up to $3,000 in revolving loans through January 2022. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate of LIBOR plus 7% for U.S. dollar-denominated loans and the Company’s European commercial bank interest base rate plus 3% for Euro-denominated loans. In connection with the arrangement, the holder was granted an option to convert the outstanding notes payable under the arrangement into the Company's common stock at a price of $1.50 per share and the unpaid accrued interest at a price of $0.75 per share.

In December 2021, the loan was extended until January 2024, with the ability to draw up to $2,000 and the interest rate was adjusted to 2.5% per annum.

The Company’s weighted average interest during the years ended December 31, 2022, 2021 and 2020 is 2.5%, 7.10% and 7.60%, respectively.

Total interest expense related to the note is $28, $83 and $171 for the years ended December 2022, 2021 and 2020, respectively.

As of December 31, 2022 and 2021, convertible notes payable to this related party consist of $1,104 and $1,192, respectively.